Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

Note 15: Provisions

			Reversals	Reversals
(amounts in thousands of euros)	12/31/2021	Endowments	(used)	(unused)	12/31/2022
Provision for litigation	—	75	—	—	75
Provision for contingencies	—	—	—	—	—
Total provisions	—	75	—	—	75

In the financial year ended December 31, 2022, the Company set aside a provision of 75 thousand euros under article 700 of the French Code of Civil Procedure in connection with its dispute with Negma.

			Reversals	Reversals
(amounts in thousands of euros)	12/31/2022	Endowments	(used)	(unused)	12/31/2023
Provision for litigation	75	223		(75)	223
Provision for contingencies	—	—	—	—	—
Total provisions	75	223		(75)	223

As part of the dispute with Negma Group, the Company is the subject of various requests for compensation but has not concluded that it is necessary to recognize provisions for risks due to the stay of ruling pronounced by the Commercial Court on February 9, 2024 and the existence of criminal proceedings against Negma